PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
PRINCIPAL ACCOUNTING POLICIES
Basis of Presentation and Use of Estimates
  (a)
  Basis of Presentation and Use of Estimates

        The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

        The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reported years. Management's significant estimates include those related to allowances for accounts receivable, allowances for prepayments and other current assets, fair values of options to purchase the Company's common shares, estimated useful lives of property and equipment and intangible assets, consolidation of VIEs, assessment of recoverability of long-term investments and deferred tax valuation allowance. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may materially differ from those estimates.

Basis of Consolidation
  (b)
  Basis of Consolidation

        The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIE subsidiaries of which the Company is the primary beneficiary. All significant transactions and balances between the Company, its subsidiaries and VIE subsidiaries have been eliminated upon consolidation.

        A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast majority of votes at the meeting of the board of directors; or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

        The Company has adopted Accounting Standards Codification ("ASC") 810 "Consolidation" for all periods presented. It requires VIEs to be consolidated by the primary beneficiary of the entity. An entity is considered to be a VIE if certain conditions are present, such as if the equity investors in the entity do not have the characteristics of a controlling financial interest or the entity does not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. In determining whether the Company or its subsidiary is the primary beneficiary of a VIE, the Company considered whether it has the rights to a majority of the economic benefits and obligation to absorb a majority of the expected losses. In addition, the Company considered whether it has the power to direct activities that are significant to the VIE's economic performance, including the power to appoint senior management, right to direct company strategy, power to approve capital expenditure budgets, and power to establish and manage ordinary business operation procedures and internal regulations and systems.

        The Company's wholly owned subsidiaries include the following:

  •
  51net.com Inc. ("51net"), incorporated in the British Virgin Islands in August 1999;

  •
  51net Beijing, incorporated in the Cayman Islands in April 2000, which wholly owns Qian Cheng Wu You Network Information Technology (Beijing) Co., Ltd. ("WFOE"), incorporated in the PRC in July 2000; and

  •
  51net HR, incorporated in the Cayman Islands in April 2000, which owns 70% of Shanghai Wang Ju Human Resource Consulting Co., Ltd. ("Wang Ju"), incorporated in the PRC in October 2006.

        51net's principal subsidiaries include the following:

  •
  Qianjin Network Information Technology (Shanghai) Co., Ltd. ("Tech JV"), incorporated in the PRC in January 2000, which is 50% owned by 51net;

  •
  Wang Jin Information Technology (Shanghai) Co., Ltd. ("Wang Jin"), incorporated in the PRC in June 2004, which is wholly owned by 51net;

  •
  Shanghai Wang Ju Advertising Co., Ltd., incorporated in the PRC in June 2007, which is wholly owned by 51net; and

  •
  Wuhan Wang Cai Information Technology Co., Ltd., incorporated in the PRC in December 2009, which is wholly owned by Wang Jin.

        Tech JV's principal subsidiaries include the following:

  •
  Shanghai Qianjin Advertising Co., Ltd. ("AdCo"), incorporated in the PRC in June 2001, which is 80% owned by Tech JV;

  •
  Shanghai Wang Cai Advertising Co., Ltd. ("Wang Cai AdCo"), incorporated in the PRC in April 2005, which is jointly owned by Tech JV and AdCo; and

  •
  Shanghai Qianjin Zhong Cheng Human Resources Co., Ltd., incorporated in the PRC in December 2010; which is wholly owned by Tech JV.

        The Company's VIE subsidiaries include the following:

  •
  Beijing Run An Information Consultancy Co., Ltd. ("Run An"), incorporated in the PRC in January 1997, which wholly owns Beijing Qian Cheng Si Jin Advertising Co., Ltd. ("Qian Cheng") and owns 30% of Wang Ju; and

  •
  Qian Cheng, incorporated in the PRC in February 1999, which owns 20% of AdCo and effectively owns 50% of Tech JV by direct and indirect ownership through Qian Cheng's wholly owned subsidiary Wuhan Mei Hao Qian Cheng Advertising Co., Ltd. ("Wuhan AdCo"), incorporated in the PRC in August 2001.

        As of December 31, 2013 and for all years presented, the Company is the primary beneficiary of two VIEs, Run An and Qian Cheng, which were in existence prior to the establishment of the Company and are considered predecessors of the Group. The Company does not have any ownership interest in the VIEs, but through certain arrangements as described below, the Company receives all of the economic benefits, absorbs all of the expected losses and has the power to direct activities that are significant to the VIEs. In addition, through a call option agreement between 51net and Qian Cheng, 51net is able to purchase the equity interests in Tech JV that are held by Qian Cheng and Wuhan AdCo as well as the equity interests in AdCo and its subsidiaries that are held by Qian Cheng. As a result, Run An, Qian Cheng and all of Tech JV and AdCo are included in the consolidated financial statements, and the Company effectively holds all of the equity interests in its subsidiaries including the VIE subsidiaries.

        For the year ended December 31, 2011, the Company was also the primary beneficiary of Shanghai Run An Lian Information Consultancy Co., Ltd. ("RAL"), a VIE which was established in April 2004. On December 30, 2011, the Shanghai Administration for Industry and Commerce approved the closure of RAL, which was wholly owned by Run An. RAL previously held an Internet content provider license and a permit issued by the Shanghai human resources and social security bureau which allowed it to conduct human resource related services.

        Run An holds a human resource service permit issued by the Beijing human resources and social security bureau which allows it to provide recruitment, training and human resource consulting services. Run An is jointly owned by David Weimin Jin and Tao Wang, both of whom are executive officers of the Company. As of December 31, 2013, the registered capital of Run An was RMB6,000 and its accumulated loss was RMB1,345.

        Qian Cheng holds an advertisement license. Qian Cheng is wholly owned by Run An. As of December 31, 2013, the registered capital of Qian Cheng was RMB1,500 and its retained earnings were RMB783.

        As the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company. Currently, there is no contractual arrangement that could require the Company to provide additional financial support to the consolidated VIEs, but the Company may provide such support on a discretionary basis in the future, which could expose the Company to loss.

        The Group has entered into various agreements as related to its VIE subsidiaries. The key provisions of the agreements with the Company or its subsidiaries and the VIE subsidiaries or its shareholders are as follows:

        Technical and Consulting Service Agreements.    WFOE has entered into technical and consulting service agreements with Run An and Qian Cheng, respectively, under which WFOE has the exclusive right, subject to certain exceptions, to provide technical services to Run An and Qian Cheng for service fees. WFOE did not issue any invoices to either Run An or Qian Cheng, and neither Run An nor Qian Cheng paid any fees to WFOE for the years ended December 31, 2011, 2012 and 2013. The technical and consulting service agreements with WFOE are valid to September 11, 2017 under the Run An agreement and valid to May 2, 2034 under the Qian Cheng agreement, and can only be terminated by WFOE during the term. Such term is renewable upon written consent of the parties. Although the renewal is upon mutual consent, WFOE may, through its power of attorney, direct Run An and, through Run An, cause Qian Cheng to renew the technical and consulting service agreements upon expiration.

        Equity Pledge Agreement.    As security for the obligations of Run An under the technical and consulting service agreement and the obligations of Run An and its shareholders under the exclusive purchase option agreement described below, the shareholders of Run An have pledged all of their equity interest in Run An to WFOE. According to the pledge agreement, WFOE has the right to dispose of the pledged equity pursuant to PRC law in the event of default by Run An or its shareholders as provided in the pledge agreement. Additionally, the shareholders of Run An have agreed that they will not dispose of the pledged equity or take any actions that will prejudice WFOE's interest under the equity pledge agreements. The equity pledge agreement among WFOE, Run An and its shareholders was entered into on January 27, 2014 and shall expire two years after the fulfillment of all obligations under the Run An technical and consulting service agreement and the exclusive purchase option agreement. This pledge agreement, in combination with the exclusive purchase option agreement, contains content that is substantially the same as the pledge agreements entered into between WFOE and Run An's shareholders in September 2007 and between WFOE and Qian Cheng's shareholders in May 2004. This pledge agreement has been registered with the relevant bureau of the PRC State Administration for Industry and Commerce.

        Exclusive Purchase Option Agreement.    WFOE has entered into an exclusive purchase option agreement with the shareholders of Run An, dated as of January 27, 2014, under which WFOE or its designee is granted an irrevocable option to purchase all or a portion of the equity interests in Run An at any time by issuing a written notice to the shareholders, subject to compliance with applicable PRC laws and regulations. The purchase price shall be equal to the contribution actually made by the shareholder for his equity interest in Run An. If the lowest price permitted under PRC law is above the contribution actually made by the shareholder, the premium shall be paid to Tech JV in accordance with the terms of the loan agreements described below. The exclusive purchase option agreement has the same term as the Run An technical and consulting service agreement. WFOE also has the exclusive right to terminate the agreement at any time by delivering a written notice to the shareholders of Run An.

        Powers of Attorney.    In conjunction with the signing of the equity pledge agreement and the exclusive purchase option agreement, each of the shareholders of Run An has signed an irrevocable power of attorney to appoint WFOE, as attorney-in-fact to vote, by itself or any other person to be designated at its discretion, on all matters of Run An that need to be decided by its shareholders. Because Qian Cheng is a wholly owned subsidiary of Run An and Wuhan AdCo is a wholly owned subsidiary of Qian Cheng, through controlling all material matters of Run An (including but not limited to all material operational matters and the appointment and removal of directors and senior management), WFOE also has indirect control on all material matters of Qian Cheng and Wuhan AdCo. Each power of attorney was entered into on January 27, 2014 and will remain effective for as long as Run An exists. The shareholders of Run An are not entitled to terminate or amend the terms of the power of attorney without prior written consent from WFOE.

        Loan Agreements.    Tech JV has entered into loan agreements dated as of September 11, 2007 for an aggregate amount of RMB6,000 with the shareholders of Run An, with the sole and exclusive purpose to fund the capitalization of Run An. The loans can be repaid only with the proceeds received from the transfer of the shareholders' equity interest in Run An to Tech JV or its designee. The interest-free loan agreements are valid to September 11, 2017, and the term may be extended upon written consent of the parties.

        Call Option Agreement.    51net has entered into a call option agreement with Qian Cheng dated as of August 1, 2002, and supplemented and amended as of May 3, 2004 and August 1, 2012, under which 51net or its designee is granted an irrevocable option to purchase all of Qian Cheng's equity interest in Tech JV and AdCo for RMB1,200 or, if such purchase price is not permissible under the applicable PRC laws, the lowest price permitted under then applicable PRC laws. In addition, Qian Cheng granted 51net an irrevocable option to purchase any and all of its equity interests in the subsidiaries of AdCo at the lowest price permitted under PRC laws. The call option agreement is valid to July 31, 2022, and the term may be extended upon written consent of the parties.

        Management monitors the regulatory risk associated with these contractual arrangements. The Company's PRC legal counsel has advised management that these contractual arrangements are not in violation of existing PRC laws, rules and regulations in all material aspects. Based on such advice and management's knowledge and experience, the Company believes that its contractual arrangements with its consolidated VIEs and their shareholders are valid, legally binding and in compliance with current PRC laws. However, there are substantial uncertainties regarding the interpretation and application of current or future PRC laws, rules and regulations that could limit the Company's ability to enforce these contractual arrangements. Management monitors the regulatory risk associated with these contractual arrangements. See Note 15 for further discussion.

        Summary financial information of the Group's VIEs included in the consolidated financial statements is as follows:

	As of December 31,
	2012	2013
	RMB	RMB
Total assets	7,038	7,180
Total liabilities	166	130

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Total revenues	7,931	2,340	98
Net income	281	1,730	161

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Net cash (used in) provided by operating activities	(926)	1,400	274
Net cash used in investing activities	—	—	—
Net cash provided by financing activities	—	—	—

Net (decrease) increase in cash	(926)	1,400	274
Cash, beginning of year	5,929	5,003	6,403

Cash, end of year	5,003	6,403	6,677

Foreign Currencies
  (c)
  Foreign Currencies

        The Group's functional and reporting currency is the Renminbi ("RMB"). Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People's Bank of China prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive income. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the People's Bank of China at the balance sheet dates. All such exchange gains and losses are included in the consolidated statements of operations and comprehensive income. The exchange differences for translation of group companies' balances where RMB is not their functional currency are included in cumulative translation adjustments, which is a separate component of shareholders' equity in the consolidated financial statements.

        The unaudited United States dollar ("US$") amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the rate of US$1.00 = RMB6.0537 on December 31, 2013, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2013, or at any other rate.

Cash and Restricted Cash
  (d)
  Cash and Restricted Cash

        Cash represents cash on hand and demand deposits placed with banks or other financial institutions. Restricted cash represents cash proceeds from the exercise of share options by the Company's employees, executives and directors held in a bank account which have yet to be transmitted to them. Included in the cash and restricted cash balances as of December 31, 2012 and 2013 are amounts denominated in United States dollars totaling US$33,572 and US$29,715, respectively (equivalent to approximately RMB211,017 and RMB181,169, based on the RMB to US$ exchange rate quoted by the People's Bank of China on December 31, 2012 and 2013, respectively). The Group receives substantially all of its revenues in RMB, which currently is neither a freely convertible currency nor can it be freely remitted out of China.

Accounts Receivable
  (e)
  Accounts Receivable

        Accounts receivable is presented net of allowance for doubtful accounts. The Company provides general and specific provisions for bad debts when facts and circumstances indicate that the receivable is unlikely to be collected. If the financial condition of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.

Investments
  (f)
  Investments

        Short-term investments consist of certificates of deposit with original maturities between three months and one year.

        Long-term investments consist of non-interest bearing loans provided in 2007 and 2008 to Area Link Co., Ltd. ("Area Link"), which is the holding company of a coupon advertising services business in China. Area Link is affiliated with Recruit Holdings Co., Ltd. ("Recruit"), a shareholder of the Company. In the year ended December 31, 2011, the Company determined that the carrying value of long-term investments in Area Link was not recoverable and recognized a loss from impairment totaling RMB15,081. In the year ended December 31, 2012, the coupon advertising services business owned by Area Link was sold, the Company recognized a gain from sale with proceeds of RMB1,318, and this amount was included in other income. See Note 11.

        Investments are evaluated for impairment at the end of each period. Unrealized losses are recorded as impairment losses when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial conditions and near-term prospects of the issuers; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

Property and Equipment
  (g)
  Property and Equipment

        Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis to allocate the cost of the assets to their estimated residual value over the following estimated useful lives:

Estimated useful lives
Land use rights	32.42 to 50 years
Building	20 years
Leasehold improvements	Lesser of the lease period or the estimated useful life
Electronic equipment	3 to 5 years
Furniture and fixtures	5 years
Motor vehicles	5 years
Other assets	5 years

Intangible Assets
  (h)
  Intangible Assets

        Intangible assets include purchased computer software and licenses and are amortized on a straight-line basis over their estimated useful lives, which range from five to ten years.

Impairment of Long-Lived Assets
  (i)
  Impairment of Long-Lived Assets

        The Group has adopted ASC 360 "Property, Plant and Equipment," which addresses the financial accounting and reporting for the recognition and measurement of impairment losses for long-lived assets. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that carrying amount of an asset group may not be recoverable. The recoverability of an asset group is based on the undiscounted future cash flows the asset group is expected to generate and recognize an impairment loss when the estimated undiscounted future cash flows expected to result from the use of the asset group plus net proceeds expected from the disposition of the asset group, if any, are less than the carrying value of the asset group. If the Group identifies an impairment, the Group reduces the carrying amount of the asset group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. No impairment of long-lived assets was recognized in the years ended December 31, 2011, 2012 and 2013.

Revenue Recognition
  (j)
  Revenue Recognition

  Online Recruitment Services Revenues

        The Group provides online recruitment advertising and other technical services through its www.51job.com website. The average display period of online recruitment services normally ranges from one week to one year. Fees for its online recruitment advertisement and other technical services are recognized as revenue ratably over the display period of the contract or when services are provided, collectibility is reasonably assured, and other criteria in accordance with ASC 605 "Revenue Recognition" ("ASC 605") are met. For a transaction involving multiple services, the Company recognizes revenue at relative fair value which is determined based on the Company's regular selling prices charged in unbundled arrangements. Cash received in advance of services are recognized as advance from customers.

  Print Advertising Revenues

        The Group provides recruitment advertising services through a weekly newspaper which is distributed in certain cities in the PRC. Arrangements for recruitment advertisement on the weekly newspaper are generally short-term in nature. Fees for these types of print recruitment advertising services are recognized as revenue when collectibility is reasonably assured, upon the publication of the advertisements and when other criteria in accordance with ASC 605 are met. Cash received in advance of services are recognized as advance from customers.

  Other Human Resource Related Revenues

        The Group also provides other value-added human resource products, such as business process outsourcing, training, campus recruitment, executive search and other services. Revenue is recognized when (i) persuasive evidence of an agreement exists, (ii) services are rendered, (iii) the sales price and terms are fixed or determinable, and (iv) the collection of the receivable is reasonably assured, as prescribed by ASC 605.

  Business and Related Taxes

        The Company's subsidiaries and its VIE subsidiaries are subject to business taxes and related surcharges on the revenues earned for services provided in the PRC. The applicable rate of business taxes is 5% after certain deductions. In the consolidated statements of operations and comprehensive income, business taxes and related surcharges for revenues earned are deducted from gross revenues to arrive at net revenues.

        Effective January 1, 2012, the PRC State Council instituted a pilot value-added tax ("VAT") reform program applicable to businesses in "selected modern service industries" in Shanghai. Under this program, businesses would switch from business tax payers to VAT payers and are permitted to offset input VAT supported by valid VAT invoices received from vendors against their VAT liability. As a result, some of the Company's subsidiaries became subject to VAT at a rate of 6% beginning January 1, 2012. In July 2012, the PRC Ministry of Finance announced that the VAT program would be expanded to additional trial regions, namely Beijing, Tianjin and the provinces of Jiangsu, Anhui, Zhejiang, Fujian, Hubei and Guangdong. Starting August 1, 2013, the VAT program was expanded to all regions in the PRC. This new VAT program and its expansion did not and are not expected to have a material impact on the Company's financial statements.

Cost of Services
  (k)
  Cost of Services

        Cost of services consist primarily of payroll compensation and related employee costs, subcontracting fees, printing and publishing expenses, and other expenses incurred by the Group which are directly attributable to the rendering of the Group's recruitment advertising and other human resource services.

Sales and Marketing Expenses
  (l)
  Sales and Marketing Expenses

        Sales and marketing expenses consist primarily of the Group's sales and marketing personnel payroll compensation and related employee costs and advertising and promotion expenses. Advertising and promotion expenses generally represent the cost of promotions to create or stimulate a positive image of the Group or a desire for the Group's services. Advertising and promotion expenses are charged to the consolidated statements of operations and comprehensive income when incurred and totaled RMB62,371, RMB65,667 and RMB80,307 for the years ended December 31, 2011, 2012 and 2013, respectively.

Share-Based Compensation
  (m)
  Share-Based Compensation

        The Company accounts for share-based compensation arrangements with employees in accordance with ASC 718 "Compensation—Stock Compensation." It requires the Company to measure at the grant date the fair value of the stock-based award and recognize compensation costs, net of estimated forfeitures, on a straight-line basis, over the requisite service period. The Company uses the Black-Scholes option pricing model to determine the fair value of stock options. Risk-free interest rates are based on U.S. Treasury yield for the terms consistent with the expected life of award at the time of grant. Expected life takes into account vesting and contractual terms, employee demographics and historical exercise behavior, which the Company believes are useful reference points. The assumption for expected dividend yield is consistent with the Company's current policy of no dividend payout. The Company estimates expected volatility at the date of grant based on historical volatilities of the market price of its American depositary shares ("ADSs"). Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future change in circumstances and facts, if any. If actual forfeitures differ from those estimates, the Company may need to revise those estimates used in subsequent periods. The weighted average fair value per stock option on grant date is RMB70.26, RMB60.88 and RMB70.30 for year ended December 31, 2011, 2012 and 2013, respectively.

        For the years ended December 31, 2011, 2012 and 2013, the fair value of options granted was estimated with the following assumptions:

	2011	2012	2013
Risk-free interest rate	1.58%	0.59%	0.76%
Expected life (years)	4	4	4
Expected dividend yield	0%	0%	0%
Volatility	48%	53%	49%
Fair value of the common share on date of option grant	US$28.72	US$23.79	US$30.14

Operating Leases
  (n)
  Operating Leases

        Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases, net of any incentives received by the Group from the leasing company, are charged to the consolidated statements of operations and comprehensive income on a straight-line basis over the lease periods.

Taxation
  (o)
  Taxation

        The Company accounts for income taxes under the liability method. Under this method, deferred income taxes are recognized for the differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities by applying enacted statutory rates applicable to future years in which the differences are expected to reverse. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of, the deferred tax assets will not be realized.

        The Company adopted ASC 740-10-25 "Income Taxes—Overall—Recognition" to account for uncertainties in income taxes effective January 1, 2007. The Company recognizes a tax benefit associated with an uncertain tax position when, in management's judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. The Company has elected to classify interest and penalties related to an uncertain tax position, if any and when required, as general and administrative expenses. In the years ended December 31, 2011, 2012 and 2013, the Company did not record any interest and penalties associated with uncertain tax positions as there were no uncertain tax positions.

Statutory Reserves
  (p)
  Statutory Reserves

        With the exception of Tech JV which is 50% owned by 51net, a British Virgin Islands company, and Wang Ju which is majority owned by 51net HR, a Cayman Islands company, the Group's subsidiaries and VIE subsidiaries incorporated in the PRC are required on an annual basis to allocate at least 10% of their after-tax profit, after the recovery of accumulated deficit to the statutory common reserve. The amount of allocation is calculated based on an entity's after-tax profit shown in its statutory financial statements which are prepared in accordance with PRC accounting standards and regulations until the reserve has reached 50% of the registered capital of each company. Once the total statutory common reserve fund reaches 50% of the registered capital of the respective companies, further appropriations are discretionary. The statutory common reserve fund is not distributable to shareholders except in the event of liquidation. Since 2008, the statutory common reserve fund for more than half of the Company's subsidiaries and VIE subsidiaries incorporated in the PRC had reached 50% of the registered capital of the respective companies. As a result, no appropriations were made by these entities to their respective statutory reserve funds in the years ended December 31, 2011, 2012 and 2013. With the exception of a few entities, all remaining subsidiaries whose total statutory common reserve fund had not reached 50% of its respective registered capital had accumulative losses as of December 31, 2011, 2012 and 2013. As a result, these entities did not make appropriations to their statutory reserve funds in the years ended December 31, 2011, 2012 and 2013. During the years ended December 31, 2011, 2012 and 2013, the Group's subsidiaries made total appropriations to their statutory common reserve fund in the amount of RMB521, RMB812 and RMB2,262, respectively. During the years ended December 31, 2012 and 2013, the Group made a reversal of RMB800 and RMB500, respectively, from the statutory common reserve fund to retained earnings due to the closure of certain subsidiaries. The statutory common reserve funds of these closed subsidiaries were distributed to their respective shareholders, which are ultimately held by the Group. No reversal of the statutory common reserve fund was made in the year ended December 31, 2011.

        In addition, the Group's subsidiaries and VIE subsidiaries incorporated in the PRC may, at the discretion of its board of directors, on an annual basis set aside the statutory common welfare fund, which can be used for staff welfare of the Group. No appropriations to the statutory common welfare fund were made for the years ended December 31, 2011, 2012 and 2013. During the years ended December 31, 2012 and 2013, the Group made a reversal of RMB400 and RMB250, respectively, from the statutory common welfare fund to retained earnings due to the closure of certain subsidiaries. The statutory common welfare funds of these closed subsidiaries were distributed to their respective shareholders, which are ultimately held by the Group. No reversal of the statutory common welfare fund was made in the year ended December 31, 2011.

        Appropriations to the statutory common reserve fund and the statutory common welfare fund are accounted for as a transfer from retained earnings to the statutory reserves.

        There are no legal requirements in the PRC to fund these reserves by transfer of cash to any restricted accounts, and the Group does not do so. These reserves are not distributable as cash dividends.

Dividend
  (q)
  Dividend

        Dividends are recognized when declared. PRC regulations currently permit payment of dividends only out of accumulated profits as determined in accordance with PRC accounting standards and regulations. Additionally, the Company's PRC subsidiaries and VIE subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves. See Note 2(p). In addition, the net assets of the Company's subsidiaries associated with their paid-in capital are not distributable in the form of dividends. Aggregate net assets of the Company's PRC subsidiaries not distributable in the form of dividends to the parent as a result of the aforesaid PRC regulations and related to the subsidiaries' paid-in capital were approximately RMB516,662 and RMB517,175, or 19.4% and 15.5% of total consolidated net assets as of December 31, 2012 and 2013, respectively. However, the PRC subsidiaries may transfer such net assets to the Company by other means, including through royalty and trademark license agreements or certain other contractual agreements, at the discretion of the Company without third party consent.

Earnings Per Share
  (r)
  Earnings Per Share

        In accordance with ASC 260 "Earnings Per Share," basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to common shareholders as adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common equivalent shares outstanding during the period. Common equivalent shares consist of the common shares issuable upon the exercise of outstanding share options (using the treasury stock method).

Fair Value Measurement
  (s)
  Fair Value Measurement

        Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participates at the measurement date in accordance with ASC 820 "Fair Value Measurements and Disclosures" ("ASC 820"). When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value, and expands disclosures about fair value measurements.

        ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

        Level 1—Observable inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities

        Level 2—Include other inputs that are directly or indirectly observable in the marketplace

        Level 3—Unobservable inputs which are supported by little or no market activity

        ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (i) market approach; (ii) income approach; and (iii) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Segment Reporting
  (t)
  Segment Reporting

        Based on the criteria established by ASC 280 "Segment Reporting," the Group currently operates and manages its business as a single operating and single reportable segment. The Group's chief operating decision-maker ("CODM") is the chief executive officer. The CODM reviews operating results to make decisions about allocating resources and assessing performance for the entire Group. The Group primarily generates its revenues from customers in the PRC, and assets of the Group are also located in PRC. Accordingly, no geographical segments are presented.

Stock Repurchase
  (u)
  Stock Repurchase

        When the Company's common shares are repurchased for retirement, the excess of cost over par value is charged entirely to additional paid-in capital, limited to additional paid-in capital of the same issue being retired.

Comprehensive Income
  (v)
  Comprehensive Income

        The Company has adopted ASC 220 "Comprehensive Income." Other comprehensive income/loss is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income mainly consists of cumulative foreign currency translation adjustments.

Recent Accounting Pronouncements
  (w)
  Recent Accounting Pronouncements

        In February 2013, the FASB issued ASU No. 2013-02, "Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"). ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. ASU 2013-02 is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. The adoption of ASU 2013-02 beginning on January 1, 2013 did not have a material impact on the Company's consolidated financial statements.

        In July 2013, the FASB issued ASU No. 2013-11, "Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists" ("ASU 2013-11"). ASU 2013-11 requires an entity to present an unrecognized tax benefit in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, except for when a net operating loss carryforward is not available as of the reporting date to settle taxes that would result from the disallowance of the tax position or when the entity does not intend to use the deferred tax asset for purposes of reducing the net operating loss carry forward. ASU 2013-11 is effective for fiscal years beginning after December 15, 2013 and for interim periods within that fiscal year. The adoption of ASU 2013-11 is not expected to have a material impact on the Company's consolidated financial statements.